Equity-accounted Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity-accounted Investments
22. Equity-accounted Investments
Teekay Tankers has a joint venture arrangement with Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong), whereby Teekay Tankers has a 50% economic interest in the High-Q joint venture, which is jointly controlled by Teekay Tankers and Wah Kwong. The High-Q joint venture owns one 2013-built VLCC, which trades on spot voyage charters in a pool managed by a third party.

As at December 31, 2021, the High-Q joint venture had a loan outstanding with a financial institution with a balance of $28.1 million (2020 - $25.7 million). The loan is secured by a first-priority mortgage on the VLCC owned by the High-Q joint venture and 50% of the outstanding loan balance is guaranteed by Teekay Tankers.

During the year ended December 31, 2021, Teekay Tankers recognized an other-than-temporary decline in the carrying value of its investment in the High-Q joint venture, primarily due to a decline in the value of the VLCC as a result of the current tanker market to which the COVID-19 global pandemic has been a contributing factor resulting in low oil demand. The investment was written-down by $11.6 million to its estimated fair value, which has been recognized in equity (loss) income in the consolidated statements of (loss) income for the year ended December 31, 2021.

For the year ended December 31, 2021, Teekay Tankers recorded equity (loss) income of ($14.1) million (2020 - $5.1 million and 2019 – $2.3 million), which comprises its share of net (loss) income from the High-Q joint venture, as well as the impairment recognized in 2021.

As at December 31, 2021 and 2020, Teekay Tankers had a total investment in and advance to its equity-accounted joint venture of $13.0 million and $28.6 million, respectively (see Note 11).

On May 8, 2019, Teekay sold to Brookfield all of the Company's remaining interests in Altera, which included the Company’s 49% general partner interest, common units, warrants, and an outstanding $25 million loan from the Company to Altera for total cash proceeds of $100 million. Prior to the sale in May 2019, Teekay included the results of Altera as an equity-accounted investment in its financial results. The Company wrote-down the investment in Altera by $64.9 million and recognized a loss on sale of $8.9 million which are included in equity loss on the consolidated statements of (loss) income for the year ended December 31, 2019.